Statement of Stockholders' Equity (Deficit) - USD ($)	Preferred stock - Series A Preferred stock	Preferred stock - Series A-1 Preferred stock	Preferred stock - Series B Preferred stock	Preferred stock - Series C Preferred stock	Preferred stock - Series C-1 Preferred stock	Preferred stock - Series D Preferred stock	Common stock - Voting Common stock	Common stock - Voting	Common stock - Class B- Non-voting Common stock	Additional Paid-in Capital	Related Party Note Receivable from Shareholder	Accumulated Deficit	Total
Balance at beginning of period at Dec. 31, 2016	$ 1,974	$ 1,835	$ 4,497	$ 17,103	$ 17,556		$ 534		$ 20	$ 66,025,349	$ (55,000)	$ (84,259,071)	$ (18,245,203)
Balance at beginning of period (in shares) at Dec. 31, 2016	1,974,430	1,834,862	4,496,908	17,102,578	17,556,178		533,593		19,645
Increase (Decrease) in Stockholders' Equity
Exercise of stock options							$ 15			86,688			$ 86,703
Exercise of stock options (in shares)							15,170						15,169
Exercise of common stock warrants							$ 1			9,999			$ 10,000
Exercise of common stock warrants (in shares)							1,189
Stock-based compensation										514,092			514,092
Repayment of note to related party shareholder											$ 55,000		55,000
Beneficial conversion feature on Convertible Notes										13,041,412			13,041,412
Net loss												(29,154,240)	(29,154,240)
Balance at end of period at Dec. 31, 2017	$ 1,974	$ 1,835	$ 4,497	$ 17,103	$ 17,556		$ 550		$ 20	79,677,540		(113,413,311)	(33,692,236)
Balance at end of period (in shares) at Dec. 31, 2017	1,974,430	1,834,862	4,496,908	17,102,578	17,556,178		549,952		19,645
Increase (Decrease) in Stockholders' Equity
Adjustment to remove partial shares resulting from reverse split (in shares)							(63)
Exercise of stock options							$ 120			334,591			$ 334,711
Exercise of stock options (in shares)							119,793						119,793
Exercise of common stock warrants							$ 49			773			$ 822
Exercise of common stock warrants (in shares)							48,836	48,836
Stock-based compensation										2,195,075			2,195,075
Issuance of Series D preferred stock, net						$ 91,147				53,893,361			53,893,361
Issuance of Series D preferred stock, net (in shares)						91,147,482
Initial public offering							$ 4,833			53,159,256			53,164,089
Initial public offering (in shares)							4,833,099
Automatic conversion preferred stock and Class B common stock	$ (1,974)	$ (1,835)	$ (4,497)	$ (17,103)	$ (17,556)	$ (91,147)	$ 9,968		$ (20)	124,164			91,147
Automatic conversion preferred stock and Class B common stock (in shares)	(1,974,430)	(1,834,862)	(4,496,908)	(17,102,578)	(17,556,178)	(91,147,482)	9,967,852		(19,645)
Reclassification of warrant liabilities										2,185,144			2,185,144
IPO financing costs										(5,843,856)			(5,843,856)
Net loss												(53,135,859)	(53,135,859)
Balance at end of period at Dec. 31, 2018							$ 15,520			$ 185,726,048		(167,053,897)	18,687,671
Balance at end of period (in shares) at Dec. 31, 2018							15,519,469
Increase (Decrease) in Stockholders' Equity
Cumulative adjustment - adoption of ASC 606 | ASU 2014-09												$ (504,727)	$ (504,727)